Digital assets (Tables)	6 Months Ended
Jun. 30, 2025
Digital assets [abstract]
Schedule of changes in digital assets balance
	January 1, 2025 Balance	Additions	Dispositions	Unrealized (loss) gain	June 30, 2025 Balance
	$	$	$	$	$
Bitcoin	356,877	2,137,000	—	448,692	2,942,569
Dogecoin	154,314	200,000	—	(152,291)	202,023
Solana	350,039	1,760,000	(250,000)	(99,888)	1,760,151
ETH	—	50	—	—	50
XRP	—	150,000	—	(1,715)	148,285
	861,230	4,247,050	(250,000)	194,798	5,053,078

	January 1, 2024 Balance	Unrealized loss	December 31, 2024, Balance
	$	$	$
Bitcoin	401,000	(44,123)	356,877
Dogecoin	201,000	(46,686)	154,314
Solana	401,000	(50,961)	350,039
	1,003,000	(141,770)	861,230

Schedule of fair value hierarchy
	Level 1	Level 2	Level 3
Digital assets, at fair value	Quoted market price	Valuation technique - observable market inputs	Valuation technique - unobservable market inputs
	$	$	$
Digital coins	—	5,053,078	—
	Level 1	Level 2	Level 3
Digital assets, at fair value	Quoted market price	Valuation technique - observable market inputs	Valuation technique - unobservable market inputs
	$	$	$
Digital coins	—	861,230	—